Stock-Based Compensation - Assumption (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted-average assumptions were used to determine the fair value of options
Expected term (years)	5 years 10 months 24 days	6 years 2 months 12 days
Risk-free interest rate	0.96%	0.50%
Volatility factor	64.00%	55.00%
Dividend yield	0.00%	0.00%